Acquired Intangible Assets with an Initial Purchase Price Allocation and Weighted-Average Life (Detail) - Jun. 30, 2015 - USD ($) $ in Thousands	Total
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 15,532
Weighted- Average Life	15 years
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 2,642
Weighted- Average Life	12 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 1,093
Weighted- Average Life	14 years
Customer lists and other
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 11,797
Weighted- Average Life	16 years